Consolidated Statement of Changes in Equity - TRY (₺) ₺ in Thousands	Total	Share capital [member]	Treasury shares [member]	Additional paid-in capital [member]	Share premium [member]	Legal reserve [member] [1]	Fair Value Reserve [Member] [1]	Net Investment Hedge Reserve [Member] [1]	Hedging reserve [member] [1]	Cost of hedging reserve [member] [1]	Reserve for non-controlling interest put option [member] [1]	Remeasurements of employee termination benefits [member]	Foreign currency translation reserve [member] [1]	Retained earnings [member]	Total [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2016	₺ 16,068,397	₺ 2,200,000	₺ (65,607)	₺ 35,026	₺ 269	₺ 1,195,204					₺ (494,197)	₺ (41,786)	₺ 401,889	₺ 12,780,967	₺ 16,011,765	₺ 56,632
Profit for the year	2,037,759													1,979,129	1,979,129	58,630
Other comprehensive income, net of income tax	(10,140)										(45,848)	(2,990)	37,811		(11,027)	887
Total comprehensive income for the year	2,027,619										(45,848)	(2,990)	37,811	1,979,129	1,968,102	59,517
Transfer to legal reserves						447,820								(447,820)
Dividends paid	(3,050,928)		9,294											(3,000,000)	(2,990,706)	(60,222)
Ending balance at Dec. 31, 2017	15,045,088	2,200,000	(56,313)	35,026	269	1,643,024					(540,045)	(44,776)	439,700	11,312,276	14,989,161	55,927
Changes in accounting policy (Note 2)	518,874													518,874	518,874
Restated total equity	15,563,962	2,200,000	(56,313)	35,026	269	1,643,024					(540,045)	(44,776)	439,700	11,831,150	15,508,035	55,927
Profit for the year	2,177,335													2,021,065	2,021,065	156,270
Other comprehensive income, net of income tax	377,238								₺ 14,942	₺ (271,130)	(270,147)	9,905	894,295		377,865	(627)
Total comprehensive income for the year	2,554,573								14,942	(271,130)	(270,147)	9,905	894,295	2,021,065	2,398,930	155,643
Transfer to legal reserves						592,898								(592,898)
Acquisition of treasury shares	(94,620)		(94,620)												(94,620)
Dividends paid	(1,949,379)		9,399											(1,900,000)	(1,890,601)	(58,778)
Disposal of subsidiaries	(20,982)															(20,982)
Ending balance at Dec. 31, 2018	16,053,554	2,200,000	(141,534)	35,026	269	2,235,922			14,942	(271,130)	(810,192)	(34,871)	1,333,995	11,359,317	15,921,744	131,810
Profit for the year	3,276,690													3,246,487	3,246,487	30,203
Other comprehensive income, net of income tax	258,478						₺ 3,472	₺ (43,203)	(169,944)	58,971	(66,675)	(28,668)	505,056		259,009	(531)
Total comprehensive income for the year	3,535,168						3,472	(43,203)	(169,944)	58,971	(66,675)	(28,668)	505,056	3,246,487	3,505,496	29,672
Transfer to legal reserves						537,183								(537,183)
Acquisition of treasury shares	(9,998)		(9,998)												(9,998)
Dividends paid	(1,127,647)		7,380											(1,010,000)	(1,002,620)	(125,027)
Sale of associate	(368,133)										₺ 876,867		(1,388,905)	143,905	(368,133)
Ending balance at Dec. 31, 2019	₺ 18,082,944	₺ 2,200,000	₺ (144,152)	₺ 35,026	₺ 269	₺ 2,773,105	₺ 3,472	₺ (43,203)	₺ (155,002)	₺ (212,159)		₺ (63,539)	₺ 450,146	₺ 13,202,526	₺ 18,046,489	₺ 36,455

[1]	Included in Reserves in the consolidated statement of financial position.